Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.80%
Aerospace & Defense–2.53%
Raytheon Technologies Corp.	638,523	$58,833,509
Textron, Inc.	653,845	40,453,390
		99,286,899
Apparel Retail–1.31%
TJX Cos., Inc. (The)	669,232	51,390,325
Application Software–2.13%
Salesforce, Inc.(b)	194,546	43,457,685
Splunk, Inc.(b)	403,255	40,039,189
		83,496,874
Asset Management & Custody Banks–1.34%
KKR & Co., Inc., Class A	1,018,556	52,445,448
Automobile Manufacturers–1.69%
General Motors Co.	2,048,369	66,387,639
Broadline Retail–1.66%
Amazon.com, Inc.(b)	538,859	64,975,618
Building Products–2.00%
Johnson Controls International PLC	1,311,155	78,275,954
Cable & Satellite–2.48%
Charter Communications, Inc., Class A(b)(c)	127,383	41,545,965
Comcast Corp., Class A(c)	1,408,700	55,432,345
		96,978,310
Casinos & Gaming–1.22%
Las Vegas Sands Corp.(b)(c)	869,809	47,952,570
Communications Equipment–1.84%
Cisco Systems, Inc.	1,448,494	71,946,697
Consumer Finance–1.12%
American Express Co.	277,118	43,939,830
Distillers & Vintners–1.31%
Diageo PLC (United Kingdom)	1,236,016	51,390,351
Diversified Banks–7.22%
Bank of America Corp.	3,498,627	97,226,844
PNC Financial Services Group, Inc. (The)	372,336	43,127,679
Wells Fargo & Co.	3,580,642	142,545,358
		282,899,881
Electric Utilities–1.71%
American Electric Power Co., Inc.	374,767	31,150,633
Exelon Corp.	652,939	25,889,031
FirstEnergy Corp.	263,063	9,835,926
		66,875,590
Electrical Components & Equipment–0.84%
Emerson Electric Co.	425,317	33,038,625
Shares		Value
Electronic Manufacturing Services–0.98%
TE Connectivity Ltd.(c)	314,519	$38,522,287
Fertilizers & Agricultural Chemicals–0.94%
Corteva, Inc.	689,343	36,872,957
Food Distributors–2.45%
Sysco Corp.	692,156	48,416,312
US Foods Holding Corp.(b)	1,192,989	47,457,103
		95,873,415
Gold–0.83%
Barrick Gold Corp. (Canada)	1,915,250	32,329,420
Health Care Distributors–0.71%
McKesson Corp.	71,030	27,761,365
Health Care Equipment–3.43%
GE HealthCare Technologies, Inc.(b)	380,166	30,226,999
Medtronic PLC	801,446	66,327,671
Zimmer Biomet Holdings, Inc.	296,610	37,770,317
		134,324,987
Health Care Facilities–0.70%
Universal Health Services, Inc., Class B	207,536	27,421,732
Health Care Services–2.30%
Cigna Group (The)	239,754	59,317,537
CVS Health Corp.	450,364	30,638,263
		89,955,800
Hotels, Resorts & Cruise Lines–0.52%
Booking Holdings, Inc.(b)	8,180	20,521,739
Industrial Machinery & Supplies & Components–2.60%
Parker-Hannifin Corp.	226,571	72,602,411
Stanley Black & Decker, Inc.	390,809	29,298,951
		101,901,362
Insurance Brokers–1.49%
Willis Towers Watson PLC	267,380	58,516,113
Integrated Oil & Gas–3.79%
Chevron Corp.	357,760	53,885,811
Exxon Mobil Corp.	924,532	94,468,680
		148,354,491
Interactive Media & Services–1.69%
Alphabet, Inc., Class A(b)	31,873	3,916,235
Meta Platforms, Inc., Class A(b)	235,966	62,464,920
		66,381,155
Investment Banking & Brokerage–3.32%
Charles Schwab Corp. (The)	738,591	38,916,360
Goldman Sachs Group, Inc. (The)	203,060	65,771,134
Morgan Stanley	308,709	25,240,048
		129,927,542

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
IT Consulting & Other Services–1.27%
Cognizant Technology Solutions Corp., Class A	797,590	$49,841,399
Managed Health Care–1.89%
Centene Corp.(b)	737,383	46,020,073
Elevance Health, Inc.	62,440	27,961,881
		73,981,954
Movies & Entertainment–1.33%
Walt Disney Co. (The)(b)	592,722	52,135,827
Multi-line Insurance–2.00%
American International Group, Inc.	1,480,090	78,193,155
Oil & Gas Exploration & Production–4.78%
ConocoPhillips	1,082,807	107,522,735
Devon Energy Corp.	613,479	28,281,382
Pioneer Natural Resources Co.	258,834	51,621,853
		187,425,970
Oil & Gas Refining & Marketing–0.88%
Phillips 66	377,269	34,561,613
Packaged Foods & Meats–1.10%
Kraft Heinz Co. (The)	1,128,946	43,148,316
Pharmaceuticals–8.84%
Bristol-Myers Squibb Co.	1,050,126	67,670,120
GSK PLC	1,719,512	28,863,535
Johnson & Johnson	529,222	82,061,163
Merck & Co., Inc.	771,200	85,148,192
Sanofi	810,940	82,371,690
		346,114,700
Rail Transportation–1.49%
CSX Corp.	1,902,149	58,338,910
Real Estate Services–2.79%
CBRE Group, Inc., Class A(b)	1,457,590	109,202,643
Regional Banks–1.37%
Citizens Financial Group, Inc.	2,079,076	53,598,579
Semiconductor Materials & Equipment–1.44%
Lam Research Corp.	91,751	56,582,842
Semiconductors–3.05%
Intel Corp.	1,283,845	40,364,087
Micron Technology, Inc.	549,727	37,491,381
NXP Semiconductors N.V. (China)	232,983	41,727,255
		119,582,723
Shares		Value
Specialty Chemicals–0.86%
DuPont de Nemours, Inc.	500,321	$33,616,568
Systems Software–1.07%
Oracle Corp.	395,858	41,937,197
Tobacco–1.88%
Philip Morris International, Inc.	816,707	73,511,797
Trading Companies & Distributors–1.81%
Ferguson PLC	489,710	70,963,876
Transaction & Payment Processing Services–2.08%
Fiserv, Inc.(b)	457,157	51,288,444
PayPal Holdings, Inc.(b)	485,073	30,069,675
		81,358,119
Wireless Telecommunication Services–1.72%
T-Mobile US, Inc.(b)	492,054	67,534,412
Total Common Stocks & Other Equity Interests (Cost $3,064,883,019)		3,831,575,576
Money Market Funds–1.99%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e)	27,232,732	27,232,732
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(e)	19,446,971	19,448,916
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(e)	31,123,122	31,123,122
Total Money Market Funds (Cost $77,806,740)		77,804,770
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $3,142,689,759)		3,909,380,346
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.63%
Invesco Private Government Fund, 5.10%(d)(e)(f)	6,878,882	6,878,882
Invesco Private Prime Fund, 5.22%(d)(e)(f)	17,694,309	17,692,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,573,368)		24,571,421
TOTAL INVESTMENTS IN SECURITIES–100.42% (Cost $3,167,263,127)		3,933,951,767
OTHER ASSETS LESS LIABILITIES—(0.42)%		(16,392,181)
NET ASSETS–100.00%		$3,917,559,586
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,768,080	$166,984,221	$(171,519,569)	$-	$-	$27,232,732	$911,377
Invesco Liquid Assets Portfolio, Institutional Class	14,521,137	119,274,444	(114,347,695)	(9,006)	10,036	19,448,916	609,049
Invesco Treasury Portfolio, Institutional Class	36,306,378	190,839,110	(196,022,366)	-	-	31,123,122	1,040,018
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,935,998	291,783,952	(303,841,068)	-	-	6,878,882	512,120*
Invesco Private Prime Fund	48,692,568	675,460,087	(706,473,396)	(1,947)	15,227	17,692,539	1,377,476*
Total	$150,224,161	$1,444,341,814	$(1,492,204,094)	$(10,953)	$25,263	$102,376,191	$4,450,040

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2023	Bank of New York Mellon (The)	EUR	61,002,961	USD	65,872,279	$560,457
06/30/2023	State Street Bank & Trust Co.	USD	3,016,715	EUR	2,822,071	4,689
06/30/2023	State Street Bank & Trust Co.	USD	2,483,563	GBP	2,004,536	11,475
Subtotal—Appreciation						576,621
Currency Risk
06/30/2023	Bank of New York Mellon (The)	GBP	51,047,101	USD	63,461,602	(76,524)
06/30/2023	State Street Bank & Trust Co.	GBP	179,901	USD	223,643	(278)
06/30/2023	State Street Bank & Trust Co.	USD	882,239	EUR	821,077	(3,166)
Subtotal—Depreciation						(79,968)
Total Forward Foreign Currency Contracts						$496,653

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,668,950,000	$162,625,576	$—	$3,831,575,576
Money Market Funds	77,804,770	24,571,421	—	102,376,191
Total Investments in Securities	3,746,754,770	187,196,997	—	3,933,951,767
Other Investments - Assets*
Forward Foreign Currency Contracts	—	576,621	—	576,621
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(79,968)	—	(79,968)
Total Other Investments	—	496,653	—	496,653
Total Investments	$3,746,754,770	$187,693,650	$—	$3,934,448,420

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund